ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
Accounts receivable	$ 271,804	$ 140,639
Contract assets	278,000	278,000
Accounts receivable and contract assets	549,804	418,639
Allowance for uncollectible accounts receivable and contract assets	(547,920)
Accounts receivable and contract assets, net	$ 1,884	$ 418,639